Financial Instruments Owned And Financial Instruments Sold, But Not Yet Purchased (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments pledged as collateral	$ 2,200.0	$ 2,000.0
Financial instruments owned	1,300.0
Securities Owned
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Financial instruments pledged as collateral	$ 810.3	$ 992.9